DEBT AND CREDIT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt

	December 31,
	2025	2024
1.35% notes due 2025	$—	$1,250
2.50% notes due 2026	1,500	1,500
1.10% notes due 2027	1,000	1,000
3.50% euro notes due 2027	763	675
4.65% notes due 2027	1,150	1,150
4.95% notes due 2028	500	500
2.25% euro notes due 2028	881	779
4.25% notes due 2029	750	750
2.70% notes due 2029	750	750
4.875% notes due 2029	500	500
4.70% notes due 2030	1,000	1,000
3.375% euro notes due 2030	881	779
1.95% notes due 2030	949	1,000
4.95% notes due 2031	500	500
1.75% notes due 2031	1,496	1,500
4.75% notes due 2032	650	650
0.75% euro notes due 2032	587	519
3.75% euro notes due 2032	587	519
5.00% notes due 2033	1,100	1,100
4.50% notes due 2034	1,000	1,000
4.125% euro notes due 2034	1,174	1,039
5.00% notes due 2035	1,450	1,450
3.75% euro notes due 2036	881	779
5.70% notes due 2036	441	441
5.70% notes due 2037	462	462
5.375% notes due 2041	417	417
3.812% notes due 2047	442	442
2.80% notes due 2050	701	750
5.25% notes due 2054	1,750	1,750
5.35% notes due 2064	650	650
4.37% term loan due 2027	1,000	1,000
One month term SOFR plus 0.875% term loan due 2027	2,750	—
6.625% debentures due 2028	201	201
9.065% debentures due 2033	51	51
Industrial development bond obligations, floating rate maturing at various dates through 2037	22	22
Other (including finance leases), 2.5% weighted average interest rate maturing at various dates through 2040	110	329
Fair value of hedging instruments	(79)	(136)
Debt issuance costs	(280)	(303)
Total Long-term debt and current related maturities	28,687	26,765
Less: Current maturities of long-term debt	1,546	1,325
Total Long-term debt	$27,141	$25,440

Schedule Of Principal Payments on Long-Term Debt
The schedule of principal payments on long-term debt, excluding fair value of hedging instruments and debt issuance costs, is as follows:

December 31, 2025
2026	$1,546
2027	6,731
2028	1,588
2029	2,002
2030	2,830
Thereafter	14,349
Total Long-term debt and current related maturities	$29,046